Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating expenses:
Research and development	$ 3,481	$ 6,794
Selling, general and administrative	7,442	4,129
Amortization of intangible asset	1,256
Total operating expenses	12,179	10,923
Operating loss	(12,179)	(10,923)
Other expense, net:
Unrealized loss on fair value of warrants	(14,928)
Interest expense	(737)
Foreign exchange loss	(12)	(47)
Other expense, net	(35)	(1,290)
Total other expense, net	(15,712)	(1,337)
Loss before income taxes	(27,891)	(12,260)
Income tax (expense) benefit	(1,594)	55
Net loss	(29,485)	(12,205)
Net loss attributable to non-controlling interest		51
Net loss attributable to Strongbridge Biopharma	(29,485)	(12,154)
Net loss attributable to ordinary shareholders:
Basic and diluted	$ (29,485)	$ (12,154)
Net loss per share attributable to ordinary shareholders:
Basic and diluted	$ (0.83)	$ (0.57)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders:
Basic and diluted	35,335,026	21,205,382